UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended  March 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—98.7%
COMMON STOCKS—96.7%
INDONESIA—81.7%
26,607,300	Ace Hardware Indonesia Tbk PT	Specialty Retail— 3.5%	$2,570,380
3,800,000	AKR Corporindo Tbk PT (a)	Trading Companies & Distributors— 2.2%	1,573,683
320,000	Astra Agro Lestari Tbk PT (a)	Food Products— 0.4%	313,744
4,616,610	Astra International Tbk PT (a)	Automobiles— 3.4%	2,455,131
5,461,000	Bank Central Asia Tbk PT (a)	Banks— 12.7%	9,277,067
8,171,684	Bank OCBC NISP Tbk PT (b)	Banks— 1.5%	1,112,904
58,232,342	Bank Permata Tbk PT (a)(b)	Banks— 3.4%	2,480,202
531,500	Delfi Ltd.	Food Products— 0.8%	595,893
10,900,000	Hanjaya Mandala Sampoerna Tbk PT (a)	Tobacco— 4.3%	3,164,638
14,945,000	Hero Supermarket Tbk PT (b)	Food & Staples Retailing— 1.4%	1,020,396
26,171,800	Holcim Indonesia Tbk PT (b)	Construction Materials— 2.1%	1,520,787
1,090,000	Indo Tambangraya Megah Tbk PT (a)	Oil, Gas & Consumable Fuels— 3.1%	2,262,180
3,447,700	Indocement Tunggal Prakarsa Tbk PT (a)	Construction Materials— 5.5%	4,032,661
19,400,000	Kalbe Farma Tbk PT (a)	Pharmaceuticals— 2.9%	2,120,285
2,100,100	Mandom Indonesia Tbk PT	Personal Products— 3.4%	2,494,036
2,405,500	Merck Tbk PT	Pharmaceuticals— 1.5%	1,100,755
24,483,000	Ramayana Lestari Sentosa Tbk PT (a)	Multiline Retail— 3.3%	2,406,019
956,100	Saratoga Investama Sedaya Tbk PT (a)	Capital Markets— 0.4%	275,935
39,100,000	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 2.3%	1,689,813
4,600,000	Surya Citra Media Tbk PT (a)	Media— 1.2%	910,760
21,797,800	Telekomunikasi Indonesia Persero Tbk PT (a)	Diversified Telecommunication Services— 7.8%	5,731,839
16,769,200	Ultrajaya Milk Industry & Trading Co. Tbk PT (a)	Food Products— 2.6%	1,936,775
1,070,800	Unilever Indonesia Tbk PT (a)	Household Products— 5.3%	3,862,594
680,000	United Tractors Tbk PT (a)	Oil, Gas & Consumable Fuels— 2.2%	1,586,428
44,992,047	Wintermar Offshore Marine Tbk PT (b)	Energy Equipment & Services— 1.5%	1,124,188
12,027,500	XL Axiata Tbk PT (a)(b)	Wireless Telecommunication Services— 3.0%	2,213,674
			59,832,767
SINGAPORE—6.9%
191,029	Jardine Cycle & Carriage Ltd. (a)	Distributors— 6.9%	5,046,293
UNITED KINGDOM—8.1%
567,527	M.P. Evans Group PLC	Food Products—8.1%	5,971,806
	Total Common Stocks		70,850,866

Shares	Description		Value (US$)
EXCHANGE TRADED FUNDS—2.0%
UNITED STATES—2.0%
55,000	iShares MSCI Indonesia ETF		1,482,800
	Total Exchange Traded Funds		1,482,800
	Total Long-Term Investments—98.7% (cost $59,571,027)		72,333,666

See Notes to Portfolio of Investments.

Aberdeen Indonesia Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2018

SHORT-TERM INVESTMENT—1.5%
UNITED STATES—1.5%
$1,086,784	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.61%(c)	$1,086,784
Total Short-Term Investment—1.5% (cost $1,086,784)	1,086,784
Total Investments—100.2% (cost $60,657,811)	73,420,450
Liabilities in Excess of Other Assets—(0.2)%	(153,505)
Net Assets—100.0%	$73,266,945

(a)         Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)         Non-income producing security.

(c)          Registered investment company advised by State Street Global Advisors.  The rate shown is the current yield as of March 31, 2018.

ETF	Exchange-Traded Fund
PLC	Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level,  measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2018

available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	19,200,958	51,649,908	—	70,850,866
Exchange Traded Funds	1,482,800	—	—	1,482,800
Short-Term Investment	1,086,784	—	—	1,086,784
	21,770,542	51,649,908	—	73,420,450

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended March 31, 2018, securities issued by AKR Corporindo Tbk PT, Astra Agro Lestari Tbk PT, Bank Permata Tbk PT, Hanjaya Mandala Sampoerna Tbk PT, Indocement Tunggal Prakarsa Tbk PT, Kalibe Farma Tbk PT, Ramayana Lestari Sentosa Tbk PT, Saratoga Investama Sedaya Tbk PT, Surya Citra Media Tbk PT, Ultrajaya Milk Industry & Trading Co. Tbk PT, Unilever Indonesia Tbk PT, United Tractors Tbk PT and XL Axiata Tbk PT transferred from Level 1 to Level 2 at the values of $1,573,683, $313,744, $2,480,202, $3,164,638, $4,032,661, $2,120,285, $2,406,019, $275,935, $910,760, $1,936,775, $3,862,594, $1,586,428 and $2,213,674, respectively, because a valuation factor was applied at March 31, 2018. During the period ended March 31, 2018, the security issued by M.P. Evans Group PLC transferred  from Level 2 to Level 1 at the value of $5,971,806 because the security could be valued without the application of a valuation factor at March 31, 2018.

For the period ended March 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2018

discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Subsequent Event

The completion of the reorganizations of Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (“ABE”), Aberdeen Israel Fund, Inc. (“ISL”), Aberdeen Indonesia Fund, Inc. (“IF”), Aberdeen Latin America Equity Fund, Inc. (“LAQ”), Aberdeen Singapore Fund, Inc. (“SGF”), Aberdeen Greater China Fund, Inc. (“GCH”) and The Asia Tigers Fund, Inc. (“GRR”) into Aberdeen Chile Fund, Inc. (the “Acquiring Fund”) occurred after the close of regular business on April 27, 2018. Effective April 30, 2018, the Acquiring Fund was renamed Aberdeen Emerging Markets Equity Income Fund, Inc. (the “Combined Fund”). The Combined Fund follows an emerging markets equity income investment strategy that utilizes leverage, and trades on the NYSE American Exchange under the ticker symbol “AEF.” Additional details regarding the Combined Fund are available on its website, www.aberdeenaef.com, including its portfolio composition, as of May 25, 2018, following the preliminary realignment in the first month of trading under the new strategy (under “Announcements”).

Item 2. Controls and Procedures

(a)   The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 30, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 30, 2018